Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 358,730	¥ 347,002
Fair value, Financial liabilities	325,808	333,985
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(32,922)	(13,017)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	358,730	347,002
Fair value, Financial liabilities	325,808	333,985
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (32,922)	¥ (13,017)